--------------------------------------------------------------------------------




                                                   College and University
                                                  Facility Loan Trust One





================================================================================


                                                     Financial Statements
                                                        November 30, 1997

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                                                      College and University
                                                     Facility Loan Trust One

                                                               Balance Sheet

================================================================================

November 30,                                                                            1997
============================================================================================

Assets

Investments, at amortized cost, net of allowance for possible loan losses
 of $925,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                $83 208 523
Cash                                                                                  45 931
Interest receivable                                                                1 105 161
Deferred bond issuance costs (Note 2)                                                941 101
--------------------------------------------------------------------------------------------

      Total assets                                                                85 300 716
============================================================================================

Liabilities

Bonds payable (Notes 3 and 8)                                                     68 252 393
Interest payable (Note 3)                                                          3 546 632
Payable for Redemption of Class A Preferred Certificates (Note 5)                    573 881
Dividend payable (Note 5)                                                            260 265
Accrued expenses and other liabilities                                               151 270
--------------------------------------------------------------------------------------------

      Total liabilities                                                           72 784 441
--------------------------------------------------------------------------------------------

Net Assets

Class A Preferred  Certificates,  par value $1 - authorized  and  outstanding -
2,963,176 certificates (preference as to annual dividends of 13.25%,
 mandatory redemption and liquidation at par value) (Note 5)                       2 963 176
--------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,001,643 certificates (Note 5)                                 1 001 643
Accumulated deficit (Note 2)                                                      (1 185 285)
Paid-in capital (Note 2)                                                           9 736 741
--------------------------------------------------------------------------------------------
      Total net assets applicable to Class B certificateholders                    9 553 099
--------------------------------------------------------------------------------------------
      Total net assets                                                           $12 516 275
============================================================================================

      Net asset value per Class B certificate
       (based on 1,001,643 certificates outstanding)                                   $9.54
============================================================================================

   The  accompanying  notes  are an integral part of these financial statements.

                                                                                           3


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                                                      College and University
                                                     Facility Loan Trust One

                                                     Statement of Operations

================================================================================

Year Ended November 30,                                                     1997
================================================================================

Investment income:
   Interest income (Note 2)                                           $8 977 691
--------------------------------------------------------------------------------

Expenses:
   Interest expense (Notes 2 and 3)                                    7 407 603

   Servicer fees (Note 4)                                                 80 042
   Trustee fees (Note 4)                                                  45 123
   Other trust and bond administration expenses                          248 342
--------------------------------------------------------------------------------

      Total expenses                                                   7 781 110
--------------------------------------------------------------------------------

      Net investment income                                            1 196 581

Provision for possible loan losses (Notes 2 and 6)                       200 000
--------------------------------------------------------------------------------

      Net increase in net assets resulting from operations               996 581

Dividends to Class A Preferred Certificateholders                        542 967
--------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                     $453 614
================================================================================

   The  accompanying  notes  are an integral part of these financial statements.

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                                                      College and University
                                                     Facility Loan Trust One

                                                     Statement of Cash Flows

==============================================================================================

Year Ended November 30,                                                                   1997
==============================================================================================
Cash flows from operating activities:
   Interest received                                                              $ 4 776 752
   Interest paid                                                                   (7 627 131)
   Operating expenses paid                                                           (455 887)
----------------------------------------------------------------------------------------------
         Net cash used for operating activities                                    (3 306 266)
----------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements                           1 444 963
----------------------------------------------------------------------------------------------
   Principal payments on Loans                                                     10 982 007
----------------------------------------------------------------------------------------------
         Net cash provided by investing activities                                 12 426 970
----------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                   (7 232 369)
   Dividends to Class A Preferred Certificates                                       (605 475)
   Redemption of Class A Preferred Certificates                                    (1 334 996)
----------------------------------------------------------------------------------------------
         Net cash used for financing activities                                    (9 172 840)
----------------------------------------------------------------------------------------------

Net decrease in cash                                                                  (52 136)

Cash, beginning of year                                                                98 067
----------------------------------------------------------------------------------------------
Cash, end of year                                                                 $    45 931
==============================================================================================

Reconciliation  of net increase in net assets  resulting from  operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                           $   996 581
   Provision for possible loan losses                                                 200 000
   Decrease in interest receivable                                                    473 363
   Decrease in accrued expenses and other liabilities                                 (82 380)
   Decrease in bond interest payable                                                 (368 851)
   Amortization of deferred Bond issuance costs                                       149 323
   Amortization of purchase discount on Loans                                      (4 674 302)
----------------------------------------------------------------------------------------------

         Net cash used for operating activities                                   $(3 306 266)
==============================================================================================


   The  accompanying  notes  are an integral part of these financial statements.

                                                                                             5


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                                                      College and University
                                                     Facility Loan Trust One

                                         Statements of Changes in Net Assets
                                                                (Note 2 (f))
================================================================================

Years Ended November 30,                                                                     1997                 1996
-----------------------------------------------------------------------------------------------------------------------
From operations:
   Net investment income                                                               $1 196 581           $2 697 289
   Provision for possible loan losses                                                    (200 000)            (200 000)

Dividends to certificateholders (Notes 2 and 5):
   Class A Preferred certificateholders
     ($.1325 per certificate annually):
       From net investment income                                                        (145 716)            (171 187)
       As tax return of capital                                                          (379 251)            (507 770)
-----------------------------------------------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                       453 614            1 818 332
-----------------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates,
    1,304,023 and 1,109,166 certificates in 1997 and 1996, respectively                (1 304 023)          (1 109 166)
-----------------------------------------------------------------------------------------------------------------------

      Net decrease in net assets resulting from
       capital certificate transactions                                                (1 304 023)          (1 109 166)
-----------------------------------------------------------------------------------------------------------------------

Net (decrease) increase in net assets                                                    (850 409)             709 166

Net assets:
   Beginning of year                                                                   13 366 684           12 657 518
-----------------------------------------------------------------------------------------------------------------------

   End of year                                                                        $12 516 275          $13 366 684
=======================================================================================================================


   The  accompanying  notes  are an integral part of these financial statements.


                                                                                                                      6

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                                                      College and University
                                                     Facility Loan Trust One

                                      Selected Financial Highlights for Each
                                             Class B Certificate Outstanding
                                            Throughout the Periods Indicated
                                                             (Notes 1 and 5)
================================================================================


Years Ended November 30,                           1997           1996          1995             1994            1993
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                $9.08         $ 7.27        $ 6.61           $ 4.41          $ 3.84
----------------------------------------------------------------------------------------------------------------------
Net investment income                              1.20           2.69          1.77             3.04            1.44

Provision for possible loan losses                 (.20)          (.20)         (.40)            (.12)             --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income                      (.15)          (.17)         (.64)            (.42)           (.87)
   As tax return of capital                        (.39)          (.51)         (.07)            (.30)             --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $9.54         $ 9.08        $ 7.27           $ 6.61          $ 4.41
======================================================================================================================

Total investment return (a)                         N/A            N/A           N/A              N/A             N/A

Net assets applicable to
 Class A Preferred Certificates,
 end of year                                 $2 963 176     $4 267 199    $5 376 365       $5 233 897      $5 997 151


Net assets applicable to Class B
 Certificates, end of year                   $9 553 099     $9 099 485    $7 281 153       $6 620 384      $4 418 852
======================================================================================================================

Ratios and Supplemental Data:

   Ratio of expenses to average
    net assets applicable to
    Class B Certificates                          83.43 %(b)    103.94 %(b)   133.48  %(b)     180.25 %(b)     274.18 %(b)

   Ratio of net investment income
    to average net assets applicable
    to Class B Certificates                       12.83 %        32.93 %       25.57  %         55.24 %         35.10 %

   Number of Class B Certificates
    outstanding, end of year                  1 001 643      1 001 643     1 001 643        1 001 643       1 001 643


(a)   The Trust's  investments  are recorded at  amortized  cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 5.61%, 6.47%, 7.96%, 11.64% and
      13.68% in 1997, 1996, 1995, 1994 and 1993, respectively.


   The  accompanying  notes  are an integral part of these financial statements.

                                                                                                                      7


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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


1.   Organization and   College and University Facility Loan Trust One (the
     Business           Trust) was formed on September 17, 1987 as a business

                        trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston, (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                        The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                        (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


1.   Organization and   All  payments  on  the  Loans  and  earnings  under  the
     Business           investment  agreements  and any required  transfers from
     (Continued)        the Expense,  Reserve and Liquidity  Funds are deposited
                        to the credit of the Revenue Fund held by the Bond
                        Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement, and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                        On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.


2.   Summary of         (a) College and University Facility Loans
     Significant
     Accounting         The Loans were purchased and recorded at a discount
     Policies           below par. Pursuant to a "no-action letter" that the
                        Trust received from the Securities and Exchange
                        Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1997 was approximately $39,579,000. As a result of prepayments of Loans in the year ended November 30, 1997, additional interest income of approximately
                        $91,000 was recognized.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


2.   Summary of         (a)  College and University Facility Loans (Continued)
     Significant
     Accounting         The Trust's policy is to discontinue the accrual of
     Policies           interest on Loans for which payment of principal or
     (Continued)        interest is 180 days or more past due or for such other
                        Loans if management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At November 30, 1997, two loans had been placed on nonaccrual status, as discussed in Note 6.

                        (b) Other Investments

                        Other investments, which are included in Investments on the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                        (c) Federal Income Taxes

                        It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                        For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


2.   Summary of         (d)  Deferred Bond Issuance Costs
     Significant
     Accounting         Deferred Bond issuance costs are being amortized using
     Policies           the effective interest-rate method, assuming that all
     (Continued)        mandatory semiannual payments will be made on the term
                        bonds as discussed in Note 3.

                        (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

                        The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                        Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                        The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay, and the estimated fair values of collateral.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


2.     Summary of       (e)  Accounting for Impairment of a Loan and Allowance
       Significant      for Possible Loan Losses (Continued)
       Accounting
       Policies         The factors discussed above are inherently  difficult to
       (Continued)      predict. Accordingly, the final outcome of these
                        estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                        (f) Presentation of Capital Distributions

                        Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                        As all tax earnings and profits have been distributed, accumulated undistributed net investment income of $591,126 has been reclassified as paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


2.   Summary of         (g)  Use of Estimates
     Significant
     Accounting         The  preparation of financial statements in conformity
     Policies           with generally accepted accounting principles requires
     (Continued)        management to make estimates and assumptions that affect
                        the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.   Bonds              The Bonds outstanding at November 30, 1997 consist of
                        the following:
                                                                      Principal
                                    Interest                           Amount
                        Type        Rate      Stated Maturity          (000s)
                        ========================================================

                        Term         10.20%   June 1, 2002             $30 675
                        Term         10.55    December 1, 2014          37 577
                        --------------------------------------------------------
                                                                       $68 252
                        ========================================================

                        The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                        Interest on the Bonds is payable semiannually. On December 1, 1997, the Trust made the mandatory redemption of $3,640,737 on the Bonds maturing on June 1, 2002.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


3.   Bonds              The  aggregate scheduled maturities of the Bonds,
     (Continued)        including the scheduled mandatory redemptions at
                        November 30, 1997, are as follows:

                                                                       Amount
                        Fiscal Year                                    (000s)
                        ========================================================
                        1998                                            6 911
                        1999                                            6 829
                        2000                                            6 169
                        2001                                            5 570
                        2002                                            5 196
                        Thereafter                                     37 577
                        --------------------------------------------------------

                        Total                                         $68 252
                        ========================================================

                        The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                        In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                        As required by the Indenture, the scheduled future cash flows for Loans that are in default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in default from the calculation increases the Reserve Fund requirement. The cash flows from the December 1, 1997 Bond Payment were sufficient to satisfy the maximum funding requirement of $8,141,740.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


4.   Administrative
     Agreements         (a)  Servicer

                        On November 14, 1997 General Electric Capital Corporation (GECC) transferred its servicing responsibilities, as defined in the Trust's Servicing Agreement dated September 1, 1987, to GMAC Commercial Mortgage Corporation (GMAC).

                        As compensation for the services provided under the servicing agreement, the Servicer receives a collection fee. This fee is paid on each date of payment for each Loan and is equal to .055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. The fees associated with services provided during the year are as follows: for the period December 1, 1996 through November 14, 1997, GECC's fees totaled $63,497 and for the period from November 15, 1997 through November 30, 1997, GMAC's fees totaled $6,712. GECC was also reimbursed for other related expenses of $9,833.

                        (b) Trustees

                        As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                        o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $11,950 and $10,755, respectively, for the year ended November 30, 1997. In addition, the Owner Trustee was reimbursed $1,640 for out-of-pocket expenses.

                        o The Bond Trustee is entitled to an annual fee equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1997, the fees amounted to $18,241. In addition, the Bond Trustee was reimbursed $2,537 for out-of-pocket expenses.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


5.   Certificates       The  certificates comprise two classes, namely 13.25%
                        Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. Following the redemption in full of the Class
                        A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                        Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                        On December 1, 1997, the Trust paid $568,437 to the holders of Class A Preferred certificates, of which $234,330 was for payment of dividends and $334,107 was a redemption of Class A Preferred certificates. As a result of certain procedural difficulties associated with the servicing of the Loans, there was an unusual number of late payments as of November 1, 1997. In order to mitigate the impact of the late payments on the December 1, 1997 distribution, the Trustees elected to extend the collection period from November 15, 1997 to December 5, 1997 (inclusive) and made a second distribution on December 23, 1997. On December 23, 1997, the Trust

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


5.   Certificates       paid  $265,709 to the holders of Class A Preferred
     (Continued)        certificates, of which $25,935 was for payment of
                        dividends and $239,774 was a redemption of Class A
                        Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                        The certificateholders shall each be entitled to one vote per certificate.


6.   Allowance  for     An analysis of the allowance for possible loan losses
     Possible Loan      for the year ended November 30, 1997 is summarized as
     Losses             follows:

                        Balance, beginning of year                    $725 000
                        Provision                                      200 000
                        Charge-offs                                        --
                        --------------------------------------------------------
                        Balance, end of year                          $925 000
                        ========================================================

                        At November 30, 1997, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $1,138,000 with a related allowance for possible loan losses of $591,000.

                        The average recorded investment in impaired loans during the year ended November 30, 1997 was approximately $1,181,000. For the year ended November 30, 1997, no interest income was recognized on impaired loans.

                        The amortized cost of the loans placed on nonaccrual status is approximately $1,138,000 at November 30, 1997. See "Accounting for Impairment of a Loan and Allowance for Possible Loan Losses" for a discussion of the Trust's impaired loan accounting policy.

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                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


7. Loans Scheduled principal and interest payments on the Loans as of November 30, 1997, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                          Principal   Interest
                                          Payments    Payments           Total
                        Fiscal Year        (000s)      (000s)            (000s)
                        ========================================================
                        1998             $ 10 684      $ 3 158         $ 13 842
                        1999                9 929        2 801           12 730
                        2000                8 721        2 490           11 211
                        2001                8 181        2 208           10 389
                        2002                7 388        1 947            9 335
                        Thereafter         56 943       13 691           70 634
                        --------------------------------------------------------
                        Total            $101 846      $26 295         $128 141
                        ========================================================

                        Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                        The following analysis summarizes the stratification of the loan portfolio by type of collateral and institution as of November 30, 1997:

                                                               Amortized
                                                 Number          Cost
                        Type of Collateral      of Loans         (000s)     %
                        ========================================================
                        Loans secured by a
                         first mortgage           133          $30 855     47.2%

                        Loans not secured by
                         a first mortgage          87           34 459     52.8%

                        --------------------------------------------------------
                        Total Loans               220          $65 314    100.0%
                        ========================================================

--------------------------------------------------------------------------------

                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


7.   Loans
     (Continued)
                                                              Amortized
                                                 Number          Cost
                        Type of Insitution      of Loans        (000s)      %
                        ========================================================
                        Private                   140         $30 825      47.2%
                        Public                     80          34 489      52.8%
                        --------------------------------------------------------
                        Total Loans               220         $65 314     100.0%
                        ========================================================

                        The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                        The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

--------------------------------------------------------------------------------

                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


7.   Loans              A number of borrowers are currently experiencing adverse
     (Continued)        changes in their financial condition due to declining
                        enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                        Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.


8.   Fair Value         SFAS No. 107, "Disclosures about Fair Value of Financial
     of Financial       Instruments," allows for the use of a wide range of
     Instruments        valuation techniques; therefore, it may be difficult to
                        compare the Trust's fair value information to public market information or to other fair value information.
                        Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                        Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these

--------------------------------------------------------------------------------

                                                      College and University
                                                     Facility Loan Trust One

                                               Notes to Financial Statements

================================================================================


8.   Fair Value         instruments for financial reporting purposes. In
     of Financial       applying the methodology, the calculations have been
     Instruments        adjusted for the change in the relevant market rates of
     (Continued)        interest, the estimated duration of the instruments and
                        an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these loans is not subject to estimate.

                        The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 1997 are as follows:

                                                Book Value       Fair Value
                                                  (000s)           (000s)
                        ========================================================
                        Loans                     $64 389*       $ 86 132

                        Investment Agreements:
                          Revenue Fund             16 220          17 683
                          Liquidity Fund            2 600           3 522
                        --------------------------------------------------------
                                                  $83 209        $107 337
                        ========================================================
                        Bonds                     $68 252        $ 83 679
                        ========================================================


* Net of Allowance for Possible Loan Losses of $925,000.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

Outstanding                                                  Stated                           Internal     Amortized
 Principal                                                  Interest        Maturity           Rate of    Cost (Notes
  Balance                  Description                        Rate%           Date             Return %     1 and 2)
-----------   ------------------------------------------- ------------ ------------------   ------------- -----------
              COLLEGE AND UNIVERSITY LOANS (77.4%)
              ---------- A ---------
     $1,410   Albion College                                  3.00         10/01/2015           12.51          $708
        102   Albion College                                  3.00         11/01/1999           12.74            89
        145   Albright College                                3.50         05/01/2001           11.70           126
        403   Alfred University                               3.00         11/01/2007           12.41           259
         61   Allegheny College                               3.00         07/01/1999           12.73            53
         82   Allegheny College                               3.50         07/01/2001           12.83            66
        570   Alma College                                    3.00         04/01/2010           11.87           353
        305   Alverno College                                 3.375        10/01/2003           12.52           228
        177   American Graduate School of
                International Management                      3.00         11/01/2010           12.59           104
        290   Anderson College                                3.00         03/01/2010           13.02           171
      1,054   Appalachian State University                 3.00-3.625      07/01/2004           11.80           773
        422   Arizona State University                        3.50         10/01/2003           11.72           328
        215   Atlantic Union College                          3.00         05/01/2023           12.68            90
      1,470   Augsburg College                                3.00         04/01/2016           12.95           725
        838   Azusa Pacific University                        3.00         04/01/2017           12.96           401
              ---------- B ---------
        695   Baptist College at Charleston                   3.00         03/01/2014           12.96           361
         57   Barnard College                                 3.125        04/01/1999           12.82            52
         92   Benedict College                                3.00         11/01/2006           12.42            61
         24   Bethune-Cookman College                         3.00         10/01/2000           12.71            20
        343   Birmingham-Southern College                     3.00         10/01/2006           12.48           250
        500   Birmingham-Southern College                     3.00         10/01/2010           12.47           312
        148   Black Hills State College                       3.00         10/01/2005           11.76           104
        110   Black Hills State College                       3.00         10/01/2007           11.77            75
        927   Boston University                               3.00         12/31/2022           11.87           414
        210   Bryan College                                   3.00         02/01/2010           12.68           124
         53   Buena Vista College                             3.625        02/01/2001           13.45            44
        209   Buena Vista College                             3.00         11/01/2009           12.41           126
              ---------- C ---------
      2,230   California State University                     3.00         11/01/2012           10.57         1,359
        637   Carnegie - Mellon University                    3.00         11/01/2017           10.45           354
      2,075   Case Western Reserve University                 3.00         04/01/2016           10.54         1,185
         33   Centenary College of Louisiana                  2.875        10/01/1999           12.82            29
        142   Central Missouri State                          3.125        07/01/2000           11.83           120
        264   Central Missouri State                          3.50         07/01/2001           11.80           215
        174   Central Washington University                   3.50         10/01/1999           10.99           157
        714   Central Washington University                   3.75         10/01/2004           11.03           556


  The accompanying notes are an integral part of these financial statements.                                       22


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                  Stated                           Internal     Amortized
 Principal                                                  Interest        Maturity           Rate of    Cost (Notes
  Balance                  Description                        Rate%           Date             Return %     1 and 2)
-----------   ------------------------------------------- ------------ ------------------   ------------- -----------
        $44   Chaminade College of Honolulu                   3.50         10/01/2002           12.55           $34
        296   Chaminade College of Honolulu                   3.00         10/01/2011           12.47           168
         95   Champlain College                               3.00         10/01/2010           12.66            56
        277   Claflin College                                 3.00         11/01/2002           12.57           216
        135   Clark College                                   3.00         11/01/1999           12.75           125
      1,055   College of Charleston                           3.00         07/01/2016           12.02           534
        625   College of St. Thomas                           3.00         04/01/2017           12.95           302
        623   College of the Virgin Islands                   3.00         10/01/2004           11.83           454
        328   Colorado State University                       3.50         04/01/2001           12.17           278
      1,200   Colorado State University                       3.625        04/01/2005           11.98           896
        409   Community College of Rhode Island               3.00         04/01/2018           12.10           202
        770   Concordia College                               3.00         05/01/2011           12.64           445
         96   Contra Costa College                            3.00         04/01/2009           12.34            60
         57   Cornell University                              3.00         11/01/1999           10.84            51
        383   Curry College                                   3.00         04/01/2010           12.74           227
              ---------- D ---------
         35   Dana College                                    3.50         04/01/2001           13.39            29
        345   Daniel Webster College                          3.00         04/01/2019           12.99           156
        399   Dean Junior College                             3.00         04/01/2016           12.96           201
         54   Dillard University                              3.375        04/01/2002           13.41            45
         80   Dillard University                              3.00         11/01/2000           12.68            67
          5   Dormitory Authority of New York                 3.00         07/01/1998           12.77             3
      1,245   Drake University                                3.00         10/01/2012           12.71           686
        140   Drexel University                               3.75         05/01/2000           11.72           130
              ---------- E ---------
        446   Eckerd College                                  3.50         07/01/2003           12.53           333
         59   Eckerd College                                  3.75         03/01/2005           13.04            42
        134   Emory University                                3.375        07/01/2002           12.59           106
        315   Emory University                                3.375        03/01/2003           13.25           241
        470   Emporia State University                        3.00         04/01/2009           12.33           297
              ---------- F ---------
        304   Fairleigh Dickinson University                  3.50         11/01/2003           11.66           235
        119   Fairleigh Dickinson University                  3.00         11/01/2020           12.09            56
         32   Findlay College                                 3.375        07/01/2002           12.56            25
        375   Florida Atlantic University                     3.00         07/01/2006           11.85           253
         75   Florida Institute of Technology                 3.00         02/01/2006           13.17            50
        175   Foothill College                                3.00         10/01/2006           11.76           120
         29   Fort Hays State University                      3.00         10/01/1998           11.88            27
        264   Fort Hays State University                      3.375        10/01/2002           11.74           209
         40   Fort Lewis College                              3.125        10/01/1999           11.84            35


  The accompanying notes are an integral part of these financial statements.                                       23


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                  Stated                           Internal     Amortized
 Principal                                                  Interest        Maturity           Rate of    Cost (Notes
  Balance                  Description                        Rate%           Date             Return %     1 and 2)
-----------   ------------------------------------------- ------------ ------------------   ------------- -----------
              ---------- G ---------
       $819   Gordon College                                  3.50         04/01/2013           12.84          $458
      1,285   Grambling State University                   3.00-3.75       10/01/2005           11.70           923
              ---------- H ---------
        142   Hampshire College                               3.00         11/01/2006           12.43            95
        740   Harcum Junior College                           3.00         11/01/2015           12.44           373
        450   Haverford College                               3.625        11/01/2013           12.29           254
         43   High Point College                              3.375        12/01/2002           11.63            31
        170   High Point College                              3.00         12/01/2007           11.72           103
              ---------- I ---------
        860   Indiana University                              3.50         04/01/2000           11.56           764
        213   Inter American University of San Juan        2.75-3.00       12/01/2001           11.63           176
      1,125   Iowa State University of Ames                   3.00         07/01/2007           10.63           773
              ---------- J ---------
        460   Jackson State University                        3.00         01/01/2007           12.50           304
         82   Jarvis Christian College                        3.50         04/01/2001           13.41            68
        583   Jarvis Christian College                        3.00         04/01/2019           12.96           266
              ---------- K ---------
         46   Kansas Newman College                           3.125        04/01/2000           13.71            41
        168   Kansas Newman College                           3.00         04/01/2006           13.10           116
        325   Kansas State University                         3.375        04/01/2002           11.79           267
        102   Kansas State University                         3.50         04/01/2000           11.52            91
        253   Kent State University                           2.875        12/01/1999           10.01           231
      1,480   Kent State University                           3.00         12/01/2008           10.55         1,003
        103   Kenyon College                                  3.00         11/01/1999           10.69            92
         89   Kirksville College of Kirksville, Missouri      3.125        12/01/2000           11.63            76
        190   Knox College                                    3.00         05/01/2007           12.72           126
              ---------- L ---------
          8   Lambuth College                                 3.00         05/01/1998           14.06             8
        267   Laredo Junior College                           3.00         08/01/2009           11.82           165
        142   Lawrence University                             3.375        04/01/2002           13.34           113
         21   Lincoln College                                 3.00         12/01/1998           11.63            19
         71   Linfield College                                3.125        10/01/1999           12.80            62
        635   Long Island University                          3.00         06/01/2016           12.34           310
        731   Long Island University                          3.75         10/01/2005           12.42           519
        185   Louisiana State University                      3.50         07/01/2002           10.50           155
        640   Louisiana State University                      3.50         04/01/2002           11.10           535
        177   Louisiana Tech University                       3.50         04/01/2000           12.72           160
        130   Loyola University - Mundelein Branch            3.125        10/01/2000           12.70           108
         25   Lynchburg College                               3.00         11/01/1998           12.83            23



  The accompanying notes are an integral part of these financial statements.                                       24


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                  Stated                           Internal     Amortized
 Principal                                                  Interest        Maturity           Rate of    Cost (Notes
  Balance                  Description                        Rate%           Date             Return %     1 and 2)
-----------   ------------------------------------------- ------------ ------------------   ------------- -----------
              ---------- M ---------
       $480   McKendree College                               3.00         04/01/2007           13.07          $312
        115   Medical College of Wisconsin                    3.00         10/01/1999           12.79           100
         51   Merrimack College                               2.875        04/01/1999           13.83            46
        766   Michigan State University                       3.00         05/01/2020           10.96           390
      1,503   Middlebury College                              3.00         04/01/2018           12.87           767
         53   Midland Lutheran College                        3.50         04/01/2001           13.41            44
         38   Midland Lutheran College                        2.875        04/01/1999           13.77            34
        132   Mississippi State University                    2.75         12/01/1997           10.70           125
        405   Mississippi State University                    3.50         12/01/2001           10.82           345
        110   Mississippi Valley State                        3.00         07/01/2008           11.89            71
        593   Missouri Southern State College                 3.00         12/01/2008           10.56           399
        336   Missouri Western State College                  3.00         10/01/2008           11.77           216
        448   Montclair State College                         3.00         07/01/2008           11.32           291
        305   Monterey Peninsula College                      3.00         10/01/2018           11.95           146
        119   Montreat-Anderson College                       3.00         12/01/2019           12.19            56
        257   Moravian College                                3.00         11/01/2000           12.67           214
         28   Morehouse College                               2.875        07/01/1999           10.48            25
        110   Morehouse College                               3.375        07/01/2001           10.57            92
      1,005   Morris College                                  3.00         11/01/2013           12.42           537
              ---------- N ---------
        419   New England College                             3.625        10/01/2013           12.37           238
      1,060   New England College                             3.00         04/01/2019           12.96           485
        125   North Carolina Agriculture
                and Technical State University                3.75         07/01/2004           10.02            99
         15   North Carolina Central University               3.00         11/01/1998           11.83            14
      1,115   North Carolina State University                 3.00         09/01/2006            8.02           884
         75   North Carolina State University                 3.00         09/01/1998            6.63            72
         90   Northeastern University                         3.00         05/01/1999           13.10            80
              ---------- O ---------
        110   Occidental College                              3.50         10/01/2001           12.62            89
      2,245   Old Dominion University                         3.00         06/01/2013           11.70         1,239
        154   Ouachita Baptist University                     3.375        12/01/2002           11.63           123
              ---------- P ---------
         70   Pacific University                              3.50         10/01/2001           12.66            58
         73   Pacific University                              3.00         11/01/1999           12.75            63
         43   Pan American University                         3.50         10/01/2000           11.00            38
        399   Pittsburg State University                      3.75         04/01/2005           12.30           298
        496   Point Loma Nazarene College                     3.75         04/01/2005           13.05           360
         29   Post College                                    3.00         10/01/1998           12.90            26


  The accompanying notes are an integral part of these financial statements.                                       25


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                  Stated                           Internal     Amortized
 Principal                                                  Interest        Maturity           Rate of    Cost (Notes
  Balance                  Description                        Rate%           Date             Return %     1 and 2)
-----------   ------------------------------------------- ------------ ------------------   ------------- -----------
       $106   Providence Hospital                             3.375        01/01/2002           11.33           $87
        580   Purdue University                               3.50         07/01/2001           10.26           490
              ---------- R ---------
        269   Riverside Hospital                              3.00         04/01/2007           13.09           177
        713   Rivier College                                  3.625        04/01/2014           12.78           396
              ---------- S ---------
        415   San Diego State University                      3.00         11/01/2021           11.93           189
        860   San Francisco State University                  3.00         11/01/2021           11.93           391
      1,184   Sarah Lawrence College                          3.00         11/01/2021           12.64           526
        348   Scripps College                                 3.00         10/01/2005           12.51           257
        140   Simpson College                                 3.375        07/01/2001           12.18           113
        146   South Dakota State University                   3.125        04/01/2000           12.76           132
      1,565   South Dakota State University                   3.00         04/01/2016           12.31           809
         35   South Plains Junior College District            3.125        10/01/1999           11.85            31
      1,345   Southeast Missouri State                        3.50         04/01/2005           12.32           984
        271   Southern Arkansas University                    3.75         10/01/2004           11.76           205
        125   Southern Methodist University                   3.00         10/01/1998           12.87           113
         49   Southern Nazarene University                    3.125        04/01/2000           13.60            42
         69   Spring Arbor College                            3.00         11/01/2000           12.67            57
        184   Springfield College                             3.00         05/01/2011           12.59           107
         85   St. Augustine's College                         3.00         11/01/2001           12.61            69
        217   St. Edward's University                         3.625        04/01/2013           12.80           123
        315   St. Francis College                             3.50         05/01/2001           12.88           264
        414   St. Mary's University of San Antonio            3.75         11/01/2002           12.47           327
        230   St. Michael's College                           3.00         04/01/2008           13.06           148
        411   Stanford University                             3.125        04/01/2002            9.82           355
        190   Stanford University                             3.00         05/01/1999            9.61           182
        971   Stanford University                             3.00         05/01/2024           10.40           479
         84   Stetson University                              3.50         09/01/2001           12.48            70
         38   Stillman College                                3.00         02/01/2007           13.24            25
      2,877   Suomi College (A)                               3.00         08/01/2014           12.70           983
        175   Susquehanna University                          3.00         11/01/2006           12.44           117
        430   Susquehanna University                          3.625        11/01/2014           12.32           237
        149   Swarthmore College                              3.00         11/01/2013           12.30            81
              ---------- T ---------
        675   Taylor University                               3.00         10/01/2010           12.45           394
        518   Temple University                               3.375        11/01/2014           11.99           290
        235   Temple University                               2.875        05/01/1999           13.18           213
         65   Texas Christian University                      3.00         04/01/1998           13.97            61


  The accompanying notes are an integral part of these financial statements.                                       26



                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                  Stated                           Internal     Amortized
 Principal                                                  Interest        Maturity           Rate of    Cost (Notes
  Balance                  Description                        Rate%           Date             Return %     1 and 2)
-----------   ------------------------------------------- ------------ ------------------   ------------- -----------
       $329   Texas College                                   3.00         04/01/2007           13.09          $215
        743   Texas Tech University                           3.625        03/01/2013           10.80           465
      5,295   Texas Tech University                        3.375-3.50      03/01/2012           10.83         3,356
        132   Tougaloo College                                3.00         06/01/2021           12.44            58
        766   Tufts University                                3.625        10/01/2004           12.47           564
              ---------- U ---------
      1,921   University of Alabama                           3.00         05/01/2021           12.27           883
        112   University of Alaska                            3.125        04/01/2001           12.63            95
        226   University of Arkansas at Monticello            3.625        04/01/2004           12.40           172
         26   University of Arkansas at Little Rock           2.875        04/01/1999           12.01            24
         55   University of Chicago                           3.00         06/01/1998           12.59            49
         43   University of Chicago                           3.50         12/01/2001           11.63            35
        639   University of Florida                           3.00         01/01/1999           12.70           583
      1,213   University of Florida                           3.00         01/01/2005           12.51           868
      1,120   University of Hawaii at Manoa                   3.00         10/01/2006           11.76           765
      1,482   University of Missouri at Columbia              3.625        05/01/2004           11.63         1,161
         22   University of Missouri at Rolla                 2.875        05/01/1998           12.01            21
         98   University of Missouri at Rolla                 3.50         05/01/2003           11.68            79
        259   University of Montevallo                        3.00         05/01/2023           12.30           113
        148   University of Nebraska                          3.00         07/01/2013           10.59            89
        382   University of North Carolina                    3.50         07/01/2002           10.60           311
      1,485   University of North Carolina                    3.00         01/01/2018           11.49           765
      1,840   University of Notre Dame                        3.00         04/01/2018           12.95           861
        100   University of Pittsburgh                        3.00         11/01/1999            9.95            90
        311   University of Portland                          3.00         04/01/2013           12.95           166
        559   University of Rochester                         3.375        10/01/2002           10.77           462
      1,210   University of Rochester                         3.00         10/01/2006           10.92           854
        948   University of South Dakota                      3.625        10/01/2013           11.74           553
      2,340   University of South Florida                     3.00         07/01/2013           11.97         1,275
        313   University of Steubenville                      3.375        04/01/2012           12.88           178
        350   University of Steubenville                      3.00         04/01/2017           12.96           168
      2,952   University of Vermont                           3.00         10/01/2019           12.19         1,398
        150   University of Washington                        3.50         08/01/2000           11.06           129
        170   Upsala College (A)                              2.75         10/01/1996           12.65           155
        770   Utah State University                           3.50         04/01/2002           11.76           635
              ---------- V ---------
      1,149   Vanderbilt University                           3.00         08/01/2005           10.69           838
        800   Vanderbilt University                           3.00         06/30/2009           10.39           535
              ---------- W ---------
        220   West Virginia Institute of Technology           3.00         06/01/1999           11.66           192


  The accompanying notes are an integral part of these financial statements.                                       27


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                November 30, 1997

                          (Dollar Amounts in Thousands)

                                   (continued)

Outstanding                                                  Stated                           Internal     Amortized
 Principal                                                  Interest        Maturity           Rate of    Cost (Notes
  Balance                  Description                        Rate%           Date             Return %     1 and 2)
-----------   ------------------------------------------- ------------ ------------------   ------------- -----------
       $444   West Virginia Wesleyan College                  3.50         05/01/2002           13.43          $343
        175   Western Carolina University                     3.75         11/01/2001           11.67           146
      1,420   Western Maryland College                        3.00         11/01/2016           12.44           703
        190   Western Washington University                   3.00         10/01/2007           11.16           129
         77   Whittier College                                3.50         04/01/2001           13.53            66
              ---------- X ---------
        580   Xavier University                               3.00         10/01/2017           12.54           273
-----------                                                                                               ---------
   $104,893   Total College and University Loans                                                            $65,314
-----------
              Allowance for Possible Loan Losses                                                                925
                                                                                                          ---------
              Net College and University Loans                                                               64,389
                                                                                                          ---------
              INVESTMENT AGREEMENTS (22.6%)

     $2,600   FNMA #787 Liquidity Fund                        8.00         12/01/2014            8.00        $2,600
     16,220   FNMA #786 Revenue Fund                          5.00         12/01/2014            5.00        16,220
-----------                                                                                               ---------
    $18,820   Total Investment Agreements                                                                   $18,820
-----------                                                                                               ---------
   $123,713   Total Investments (100.0%)                                                                    $83,209
===========                                                                                               =========


(A) These institutions have been placed on nonaccrual status as more fully described in Note 6.



  The accompanying notes are an integral part of these financial statements.                                      28


[Arthur Andersen LLP Letterhead]

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To State Street Bank and Trust Company (Owner Trustee):

We have audited the accompanying balance sheet of College and University Facility Loan Trust One (a Massachusetts business trust), including the schedule of investments, as of November 30, 1997, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Loans and Investments as of November 30, 1997 by correspondence with GMAC Commercial Mortgage Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust One as of November 30, 1997, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.





/s/ Arthur Andersen LLP

Boston, Massachusetts
January 13, 1998